Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Summary of Bank's Provisions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of other provisions [line items]
Beginning Balance	$ 2,372
Additions	5,289
Amounts used	(4,753)
Release of unused amounts	(32)
Foreign currency translation adjustments and other	(244)
Ending balance before allowance for credit losses for off-balance sheet instruments	2,632
Add: Allowance for credit losses	9,141	$ 8,189	$ 7,366
Balance as at October 31, 2024	3,675
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning Balance	192
Additions	590
Amounts used	(525)
Release of unused amounts	(24)
Foreign currency translation adjustments and other	3
Ending balance before allowance for credit losses for off-balance sheet instruments	236
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning Balance	2,180
Additions	4,699
Amounts used	(4,228)
Release of unused amounts	(8)
Foreign currency translation adjustments and other	(247)
Ending balance before allowance for credit losses for off-balance sheet instruments	2,396
Off balance sheet instruments [member]
Disclosure of other provisions [line items]
Add: Allowance for credit losses	$ 1,043